Schedule of current expected credit losses (Details) - CAD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Receivables [Abstract]
Opening CECL balance	$ 473	$ 253
Less: Removal of accounts receivables	(473)	(253)
Plus: Provision for CECL	273	473
Closing CECL balance	$ 273	$ 473